Related Parties (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
General Partner [Member]
Related Parties (Details) [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	$ 62,000
Consulting Services Provided to General Partner [Member] | President [Member]
Related Parties (Details) [Line Items]
Costs and Expenses, Related Party	222,099
Reimbursement of Offering Related Cost [Member] | General Partner [Member]
Related Parties (Details) [Line Items]
General Partner Reimbursement	$ 1,800,000